Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Quarterly Financial Results
	2011 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,247	$31,495	$31,478	$32,503	$126,723
Operating Income	5,808	6,165	6,235	(8,990)	9,218
Net Income	3,468	3,658	3,686	(6,628)	4,184
Net Income Attributable to AT&T	3,408	3,591	3,623	(6,678)	3,944
Basic Earnings Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Diluted Earnings Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Stock Price
High	$30.97	$31.94	$31.78	$30.30
Low	27.20	29.91	27.29	27.41
Close	30.61	31.41	28.52	30.24
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11), T-Mobile breakup fee (Note 2) and impairment of intangible assets (Note 6).

	2010 Calendar Quarter
	First[2]	Second[3]	Third[4]	Fourth[5]	Annual
Total Operating Revenues	$30,530	$30,808	$31,581	$31,361	$124,280
Operating Income	5,971	6,083	5,431	2,088	19,573
Income (Loss) from Discontinued Operations	2	(5)	780	2	779
Net Income	2,540	4,082	12,396	1,161	20,179
Income from Continuing Operations
Attributable to AT&T	2,451	4,008	11,539	1,087	19,085
Net Income Attributable to AT&T	2,453	4,003	12,319	1,089	19,864
Basic Earnings Per Share from Continuing
Operations Attributable to AT&T1	$0.42	$0.68	$1.95	$0.18	$3.23
Basic Earnings Per Share from Discontinued
Operations Attributable to AT&T1	0.00	0.00	0.13	0.00	0.13
Basic Earnings Per Share Attributable
to AT&T1	$0.42	$0.68	$2.08	$0.18	$3.36
Diluted Earnings Per Share from Continuing
Operations Attributable to AT&T1	$0.41	$0.67	$1.94	$0.18	$3.22
Diluted Earnings Per Share from Discontinued
Operations Attributable to AT&T1	0.00	0.00	0.13	0.00	0.13
Diluted Earnings Per Share Attributable
to AT&T1	$0.41	$0.67	$2.07	$0.18	$3.35
Stock Price
High	$28.73	$26.75	$29.15	$29.56
Low	24.61	23.78	23.88	27.49
Close	25.84	24.19	28.60	29.38
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).
[3]	Includes a gain on our TI exchange (Note 7).
[4]	Includes an IRS tax settlement (Note 10).
[5]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11) and severance (Note 1).